Hartford Schroders Private Opportunities Fund
Schedule of Investments (Consolidated)
December 31, 2024 (Unaudited)

Investments†—101.6%	Investment Type	Acquisition Date	Cost	Fair Value
Direct Investments—82.7%
Direct Equity—47.7%
Information Technology—3.6%
Fremman 1 MM Co-investment 7 Rocket SCSp*(1)(2)(3)(4)(5)	Limited Partnership Interest	02/13/2024	$1,076,110	$1,032,727
Consumer Discretionary—3.7%
Huracan68 S.p.A (Class B Shares)*(1)(2)(4)(5) (33,550 shares)	Common Stock	10/01/2024	885,360	828,680
Huracan68 S.p.A (Shareholder loan), 04/03/2032*(1)(2)(4)(5)(6)	Loan Notes	10/01/2024	221,340	207,170
Information Technology—4.6%
Stirling Square Capital Partners Eagle Co-Investment SCSp*(1)(2)(3)(4)(5)	Limited Partnership Interest	11/13/2023	1,012,231	1,293,188
Consumer Discretionary—4.1%
BPCP NSA Holdings, Inc. (Class A Preferred Stock, 8.00%)*(1)(2)(4)(5)(7) (572 shares)	Preferred Stock	05/15/2024	858,275	902,196
BPCP NSA Holdings, Inc. (Common Stock)*(1)(2)(4)(5) (286 shares)	Common Stock	05/15/2024	286,092	242,164
Health Care—6.9%
NanoVista*(1)(2)(3)(4)(5)	Limited Partnership Interest	04/23/2024	1,145,300	1,144,963
Resurgens II Co-Invest C, L.P.*(1)(2)(3)(4)(5)	Limited Partnership Interest	11/15/2023	656,895	790,029
Industrials—4.5%
ATEX Blocker, Inc.*(1)(2)(4)(5) (3 shares)	Common Stock	12/19/2024	1,250,000	1,250,000
Information Technology—12.4%
BCPE Pequod Investor, L.P.*(1)(2)(4)(5)	Limited Partnership Interest	11/20/2024	923,416	923,077
Chronos Capital Fund, L.P.*(1)(2)(3)(4)(5)	Limited Partnership Interest	04/29/2024	1,132,747	1,529,778
Novacap TMT VI Co-Investment (Invita), L.P.*(1)(2)(3)(4)(5)	Limited Partnership Interest	11/08/2024	1,043,269	1,030,323
Utilities—7.9%
Greenbelt Capital Partners Saber L.P.*(1)(2)(4)(5)	Limited Partnership Interest	10/25/2023	1,249,375	2,229,712
			11,740,410	13,404,007
Secondary Direct Equity—35.0%
Consumer Discretionary—4.9%
Equip Capital SPV SCSp*(1)(2)(3)(4)(5)	Limited Partnership Interest	08/23/2024	1,272,261	1,364,858
Health Care—3.4%
Ourvita Build-Up SCSp*(1)(2)(3)(4)(5)	Limited Partnership Interest	11/16/2023	720,102	971,389
Information Technology—2.6%
Diamant 244. GmbH*(1)(2)(4)(5) (205 shares)	Common Stock	12/16/2024	541,692	540,527
Diamant 247. GmbH (Shareholder Loan)*(1)(2)(4)(5)	Loan Notes	12/19/2024	179,001	179,314
Health Care—9.6%
Investcorp India Investments Holding Parent Limited*(1)(2)(4)(5)(7) (12 shares)	Preferred Stock	10/31/2024	24,400	157,513
Investcorp India Investments Holding Parent Limited (Shareholder Loan)*(1)(2)(4)(5)(7) (12 shares)	Loan Notes	10/31/2024	1,195,600	1,195,600
KL Champion Blocker PI LLC*(1)(2)(4)(5)	Limited Partnership Interest	05/01/2024	1,251,284	1,343,997
Industrials—12.2%
HCI Equity Partners EV I, L.P.*(1)(2)(3)(4)(5)	Limited Partnership Interest	09/09/2024	1,003,173	1,080,527
TRP Continuation Fund (Genox), LP*(1)(2)(3)(4)(5)	Limited Partnership Interest	02/22/2024	1,095,745	1,295,031
VSC EV3 (Parallel) LP*(1)(2)(3)(4)(5)	Limited Partnership Interest	12/19/2023	739,259	1,044,671

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Hartford Schroders Private Opportunities Fund
Schedule of Investments (Consolidated) – (continued)
December 31, 2024 (Unaudited)

Investments†—101.6%	Investment Type	Acquisition Date	Cost	Fair Value
Information Technology—2.3%
Investcorp India Private Equity Holdings Limited*(1)(2)(4)(5)(6)(7) (6 shares)	Preferred Stock	09/16/2024	$12,800	$12,800
Investcorp India Private Equity Holdings Limited (Shareholder Loan)*(1)(2)(4)(5)(6)(7) (6 shares)	Loan Notes	09/16/2024	627,200	627,200
			8,662,517	9,813,427

	Interest Rate	Shares	Cost	Fair Value
Short-Term Investments—18.9%
Prime Liquidity Fund LLC(2)	4.63%(8)	4,750,000	$4,750,000	$4,750,000
Federated Hermes Prime Private Liquidity Fund(2)	4.49%(8)	550,000	550,000	550,000
Total Short-Term Investments			5,300,000	5,300,000
Total Investments (Cost $25,702,927)				$28,517,434
Other Assets and Liabilities – (1.6%)				(452,047)
Net Assets – 100.0%				$28,065,387

*	Non-income producing.
(1)	Investment valued using significant unobservable inputs.
(2)	All or a portion of this security is held through Hartford Funds SPV, LLC, a wholly-owned subsidiary of the Fund.
(3)	Investment has been committed to but has not been fully funded by the Fund.
(4)	Investment does not allow redemptions or withdrawals except at discretion of its general partner, manager or advisor.
(5)	Restricted security.
(6)	Currently no rate available.
(7)	Perpetual maturity security.
(8)	Current yield as of period end.

† Direct Investments are investments directly (or indirectly through special purpose vehicles) into privately held operating companies. The Fund’s Direct Investments will typically be in the form of co-investments, which involve the Fund acquiring an interest in a single operating company alongside an investment by a private equity firm. Secondary Investments entail acquiring an interest in one or more assets from private equity fund investors and/or direct equity participants through a negotiated transaction in which the private equity majority manager managing the asset remains the same.

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Hartford Schroders Private Opportunities Fund
Schedule of Investments (Consolidated) – (continued)
December 31, 2024 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3
Assets
Direct Investments	$23,217,434	$—	$—	$23,217,434
Short-Term Investments	5,300,000	5,300,000	—	—
Total	$28,517,434	$5,300,000	$—	$23,217,434
In accordance with Accounting Standards Update (“ASU”) No. 2015-07, Fair Value Measurements (Topic 820): Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent), certain investments fair valued using net asset value (or its equivalent) as a practical expedient are not included in the fair value hierarchy. As of December 31, 2024, there are no investments fair valued using net asset value (or its equivalent) as a practical expedient.
	Direct Investments	Total
Beginning balance	$5,512,883	$5,512,883
Purchases	14,004,907	14,004,907
Sales	(3,678)	(3,678)
Total realized gain/(loss)	(141)	(141)
Net change in unrealized appreciation/(depreciation)	2,037,635	2,037,635
Transfers into Level 3	1,665,828	1,665,828
Transfers out of Level 3	—	—
Ending balance	$23,217,434	$23,217,434
For the period ended December 31, 2024, investments valued at $1,665,828 and excluded from the fair value hierarchy were transferred into Level 3 due to the use of significant unobservable inputs. There were no transfers out of Level 3.

The change in net unrealized appreciation/(depreciation) relating to the Level 3 investments held at December 31, 2024 was $2,037,635.

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Hartford Schroders Private Opportunities Fund
GLOSSARY: (abbreviations used in preceding Schedule of Investments) (Unaudited)

Other Abbreviations:
GmbH	Gesellschaft mit beschränkter Haftung
S.p.A	Società per azioni
SCSp	Société en Commandite Spéciale

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